SEGMENT REPORTING	12 Months Ended
Dec. 31, 2017
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
30.	segment reporting

After the Transaction on February 6, 2015, the Group identified two operating segments, Q CELLS Group and the SolarOne Group because the Company’s chief operating decision maker (“CODM”) reviewed the operating results of each operating segment in order to allocate resources and assess the Group’s performance.

In 2016, the Group initiated a restructuring process to align the quality management process and standards and other key operational processes for the Q CELLS Group and the SolarOne Group and now operates their business as one single business segment, which is the development, manufacturing, and sale of PV-related products. In accordance with ASC 280, Segment Reporting, the Company’s CODM has been identified as the Chief Executive Officer, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting.

The following table summarizes the Group’s net revenues by country based on the location of the customers:

In millions of $	For the year ended December 31,
	2015	2016	2017

USA	519.4	1,251.2	887.5
South Korea	204.6	155.4	190.8
Japan	192.5	284.0	143.9
UK	187.5	17.9	49.7
The PRC	140.9	126.0	362.7
India	128.2	231.8	175.4
Turkey	120.3	178.4	79.9
Australia	73.0	44.5	62.3
Spain	59.0	0.1	9.1
Germany	42.6	43.7	102.3
France	35.8	10.1	25.0
Chile	23.4	0.2	1.5
Italy	16.0	7.5	18.7
Canada	13.0	11.8	11.1
Belgium	9.6	-	1.4
Switzerland	9.2	0.2	1.2
Malaysia	8.6	16.1	7.5
Israel	4.9	11.2	5.8
Mexico	1.3	0.3	0.4
South Africa	0.6	0.1	0.1
Portugal	0.5	-	0.1
Greece	0.3	-	0.3
Netherlands	0.3	1.6	17.3
Austria	-	-	2.9
Uruguay	-	12.3	13.9
Senegal	-	9.8	0.1
Zimbabwe	-	3.4	-
Others	9.3	8.3	18.0

Total net revenue	1,800.8	2,425.9	2,188.9

The proportion of the Group’s long-lived assets for the PRC and Malaysia are 59.3% and 27.8%, respectively, as of December 31, 2017.

The customers that accounted for 10% or more of total net revenue for the years ended December 31, 2015, 2016 and 2017 are as follows:

In millions of $	For the year ended December 31,
	2015	2016	2017

Hanwha Q CELLS Japan Co., Ltd.	193.4	284.0	*
NextEra Energy Resources, LLC	*	808.7	345.4

* Less than 10%